Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Less: accumulated amortization	$ (289,971)	$ (92,415)
Total	2,609,739	2,680,035
3D Global Patent [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	985,710	942,450
EG BioMed Patent [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 1,914,000	$ 1,830,000